Trade and Other Payables - Disclosure of Detailed Information About Trade and Other Non Current Payables (Details) (Bendon Limited) - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Bendon Limited [Member]
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Employee benefit liabilities			$ 118	$ 150